Inventories (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Inventories expensed to cost of goods sold	$ 1,623	$ 1,398	$ 2,589	$ 2,467